Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Transactions
27.
SHARE-BASED PAYMENT TRANSACTIONS

On July 19, 2016, the shareholders of the Company approved the adoption of the 2016 equity incentive plans (the “2016 Plan”) for the purpose to secure and retain employees, directors and consultants of the Company (the “Eligible Persons”), provide incentives for them to exert maximum efforts for the success of the Company and any affiliate and provide means by which the Eligible Persons may benefit from increases in value of the ordinary shares of the Company.

The 2016 Plan provides for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards. The overall limit on the number of underlying shares which may be delivered pursuant to all awards granted under the 2016 Plan is 337,225,866 and 337,225,866 ordinary shares of the Company as of December 31, 2022 and 2023, respectively, subject to any adjustments for other dilutive issuances.

In connection with the Business Combination, the Apollomics Board adopted the 2023 Incentive Award Plan (as amended from time to time), which is referred to in this Annual Report as the “2023 Incentive Plan” and became effective as of the Closing. The 2023 Incentive Plan allows us to make equity and equity-based incentive awards to officers, employees, non-employee directors and our consultants and affiliates. Our Board anticipates that providing such persons with a direct stake in us will assure a closer alignment of the interests of such individuals with our interests and the interests of our shareholders, thereby stimulating their efforts on our behalf and strengthening their desire to remain with us and our affiliates.

Restricted share awards

All the restricted shares shall be subject to repurchase at the option by the Company at the subscription price paid by Eligible Persons upon voluntary or involuntary termination of his employment with the Company (the “Repurchase Option”).

The Repurchase Option shall be exercised by the Company and/or the designees of the Company as to the number of unreleased shares, within sixty days after the termination of his employment with the Company giving written notice to Eligible Persons.

The aforesaid arrangement has been accounted for as share-based payment transactions. Accordingly, the Group measured the fair value of the unvested restricted shares as of the grant date and is recognizing the amount as compensation expense over the vesting period for each separately vesting portion of the unvested restricted shares.

The subscription price received by the Group in relation to the unvested restricted shares that are subject to the Repurchase Option held by the Company have been recognized as financial liabilities arising from unvested restricted shares as disclosed in Note 22.

The total expense recognized in the consolidated statements of profit or loss and other comprehensive income for the restricted shares granted are approximately $7 and $39 and nil, for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table summarized the Group’s restricted shares movement during the years ended December 31, 2021, 2022 and 2023:

	2021	2022	2023
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	14,447,616	8,094,901	6,930,235
Vested	(6,352,715)	(1,164,666)	(6,930,235)
Outstanding at December 31,	8,094,901	6,930,235	—

To present these restricted shares to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been presented as follows:

	2021	2022	2023
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	1,889,882	1,009,724	496,752
Vested	(880,158)	(512,972)	(496,752)
Outstanding at December 31,	1,009,724	496,752	—

The range of subscription price for the restricted shares is $0.003 to $0.01 per share. The time-based restricted shares shall be entirely vested ratably on a monthly basis over48-monthsvesting period or with 25% be vested on the first anniversary of the vesting inception date and remaining portion vested ratably on a monthly basis over 36-months vesting period. The milestone-based restricted shares will be vested upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance condition. During the year ended December 31, 2021, 2022 and 2023, nil, nil, and 496,752 milestone-based restricted shares have been vested, respectively.

Share options

The following table discloses movements of the Company’s share options under the 2016 Plan held by grantees during the years ended December 31, 2021 and 2022:

	2021		2022
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	151,133,235	$0.169	155,059,183	$0.203
Granted	39,715,000	0.279	11,500,000	0.310
Exercised	(6,511,135)	0.022	(8,552,187)	0.046
Forfeited	(29,277,917)	0.169	(22,027,291)	0.232
Outstanding at December 31,	155,059,183	0.203	135,979,705	0.217
Exercisable at the end of the year	78,269,054		67,667,737

To present the Company's share options to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these share options would have been presented as follows during the years ended December 31, 2021, 2022 and 2023:

	2021		2022		2023
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	10,833,079	$2.358	11,114,486	$2.832	9,746,889	$3.027
Options granted	2,846,731	3.892	824,309	4.325	3,048,310	9.927
Exercised	(466,712)	0.307	(613,012)	0.642	(62,443)	1.397
Forfeited	(2,098,612)	2.238	(1,578,894)	3.237	(808,341)	0.570
Outstanding at December 31,	11,114,486	2.832	9,746,889	3.027	11,924,415	4.615
Exercisable at the end of the year	5,610,248		4,850,356		7,859,478

No share options granted in the above table under the 2016 Plan will be exercisable after the expiration of 10 years from the date of its grant.

The share options outstanding as of December 31, 2021, 2022 and 2023 had a weighted average remaining contractual life of 8.2 years, 7.4 years, and 6.25 years, respectively. During the year ended December 31, 2021, 2022 and 2023, the weighted average fair value of the share options granted were $2.28 per share, $0.2035 per share, and $7.13 per share, respectively. The weighted average fair value of the share options granted during the years ended December 31, 2021, and 2022 were presented as $0.16337 per share, and $0.2035 per share, respectively before giving effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679.The time-based share options will be vested ratably on a monthly basis over a range of a 24 month to 48 month vesting period or with 50% or 25% vested on the first anniversary of the vesting inception date and the remaining portion vested ratably on a monthly basis over the remaining 12 months to 36 months vesting period. The milestone-based share options will be vested upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance conditions. During the years ended December 31, 2021, 2022, and 2023, of the 853,575 time-based share options had been early exercised by Dr. Yu and subject to the Repurchase Option, the remaining unvested early exercised share options as of December 31, 2021, 2022, and 2023 are 429,490, nil and nil, respectively.

The Option Pricing Model (“OPM”) was used to determine the fair value of the option granted.

The key inputs into the model were as follows:

	Years ended December
	2021	2022	2023
Grant date option fair value per share	$0.1430-0.1544	$0.0933-0.1517	$0.01-0.511
Exercise price	$0.26-0.31	$0.31	$0.07-0.72
Grant date option fair value per share as converted	$1.995-2.154	$1.302-2.116	$0.14-7.127
Exercise price as converted	$3.63-4.32	$4.32	$0.94-10.01
Expected volatility (note i)	75%-80%	75%-77.5%	72.5%
Expected life	6.078 years	6.078 years	6.250 years
Risk-free rate	0.51%-1.09%	1.35%-3.98%	3.67%
Expected dividend yield	—%	—%	—%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

The total expense recognized in the consolidated statements of profit or loss and other comprehensive income for share options and restricted stocks granted under the 2016 and 2023 Plans are approximately $8,115, $3,543, and $12,685, and expenses for consultancy fees of approximately $129, $27, and $19 for the years ended December 31, 2021, 2022 and 2023, respectively.

Restricted stock

There were no restricted stocks issued under the 2016 Plan during the years ended December 31, 2021 and 2022. Under the 2023 Plan, the following table discloses movements of the Company’s restricted stocks under the 2023 Plan for the year December 31, 2023.

	Year ended December 31, 2023
	Number of restricted stocks	Weighted- average exercise price
Outstanding at January 1, 2023	—	$—
Restricted stock granted	207,945	$5.410
Outstanding at December 31, 2023	207,945	$5.410
Exercisable at the end of the year	—